Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Tax provision summary
State income tax					$ 21	$ 18
Deferred tax benefit, release of valuation allowance						(635)
Deferred tax benefit - federal					2,382	(1,101)
Deferred tax benefit - state					(149)	(89)
Deferred tax benefit - foreign					(75)	(453)
Change in valuation allowance					(2,218)	1,895
Tax (benefit)/expense	$ (102)	$ 73	$ (56)	$ 152	$ (39)	$ (365)